Taxes and contributions	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Taxes and contributions

19	Taxes and contributions

(a)	Current assets

	December 31, 2024	December 31, 2023
Recoverable taxes
Income tax and social contribution	752,355	462,642
Withholding income tax (IRRF) on financial investments	45,921	29,955
Other federal taxes	2,535	2,050
Total	800,811	494,647

(b)	Current liabilities

	December 31, 2024	December 31, 2023
Taxes and contributions payable
Income tax and social contribution	1,957	205,964
Cofins and Pasep	163,156	141,703
INSS (social security contribution)	44,763	44,556
IRRF (withholding income tax)	290,949	64,770
Other	90,446	54,979
Total	591,271	511,972